Cover	Sep. 27, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 27, 2022
Entity File Number	333-210960
Entity Registrant Name	RC-1, INC.
Entity Central Index Key	0001665598
Entity Tax Identification Number	26-1449268
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	301 S. State Street
Entity Address, Address Line Two	Suite S103
Entity Address, City or Town	Newtown
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18940
City Area Code	833
Local Phone Number	366-3785
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false